Subsequent Events (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 10, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 13, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Subsequent events, description		the Company’s MVLS must close at $35 million or more for a minimum of ten consecutive business days during the Compliance Period, at which time Nasdaq will provide written notification that the Company h The Company intends to actively monitor the Company’s MVLS between now and January 8, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement.	the Company loans equal to the lesser of (x) $35,000 or (y) $0.035 for each public share that is not redeemed for each calendar month (commencing on April 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete the Business Combination until December 14, 2023.
Deposited in trust account		$ 14,499,588	$ 178,487,410
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Market value of listed securities	$ 35,000,000
Stockholders equity	2,500,000
Net income from continuing operations	$ 500,000
Deposited in trust account				$ 35,000